ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (DETAILS) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Schedule of accrued liabilities current and Other liabilities current table [Line Items]
Accrued payroll and employee benefits	$ 2,185	$ 1,959
Deposits received from customers	26	17
Accrued audit fee	252	270
Others	326	183
Accrued Liabilities and Other Liabilities Current	$ 2,789	$ 2,429